Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments (Detail) - Derivative financial instruments [member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Notional value	$ 57,620,658	$ 47,712,100
Fair Value	3,617,792	2,897,803
Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	11,845,314	7,043,995
Fair Value	435,849	329,284
Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	13,621,844	9,613,610
Fair Value	1,293,810	1,037,007
Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	32,118,908	31,018,180
Fair Value	1,887,481	1,530,863
Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	34,592	36,315
Fair Value	652	649
Up to one month [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,679,031	4,018,984
Up to one month [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,884,782	3,106,279
Up to one month [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	356,267	135,709
Up to one month [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	435,714	773,389
Up to one month [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,268	3,607
1 month to 3 months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,895,938	3,521,840
1 month to 3 months [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,088,158	1,840,300
1 month to 3 months [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	794,627	277,106
1 month to 3 months [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,008,610	1,392,193
1 month to 3 months [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,543	12,241
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,921,286	6,200,615
3 months to 1 year [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,585,223	1,360,787
3 months to 1 year [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,785,480	1,042,432
3 months to 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,526,529	3,776,929
3 months to 1 year [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	24,054	20,467
1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,096,617	11,852,869
1 - 3 years [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	992,045	365,932
1 - 3 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,610,306	2,924,714
1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,490,539	8,562,223
1 - 3 years [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,727
3 - 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,463,817	9,227,172
3 - 5 years [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	151,944	181,959
3 - 5 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,388,987	2,248,282
3 - 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,922,886	6,796,931
More than 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,563,969	12,890,620
More than 5 years [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	143,162	188,738
More than 5 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,686,177	2,985,367
More than 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 10,734,630	$ 9,716,515